Derivative Instruments and Hedging Activities (Schedule of Offsetting of Derivative Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Liabilities	$ 827	$ 0	$ 22
Gross Amounts Offset in the Balance Sheet	0	0	0
Net Amounts of Liabilities Presented in the Balance Sheet	827	0	22
Gross Amounts Not Offset in the Balance Sheet, Financial Instruments Collateral	(84)	0	0
Gross Amounts Not Offset in the Balance Sheet, Cash Collateral	0	0	0
Net Amount	$ 743	$ 0	$ 22